Stockholders' (Deficit) Equity	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Stockholders' (Deficit) Equity
Note 9. Stockholders’ Equity
Equity Transactions
Shelf Registration Statement
We have a shelf registration statement that permits us to sell, from time to time, up to $
200.0
 million of common stock, preferred stock and warrants. The shelf registration was filed and declared effective in May 2020, and carried forward approximately $
107.5
 million of unsold securities registered under the prior shelf registration statement. As of March 31, 2023, there was $
123.4
 million aggregate value of securities available under the shelf registration statement, including $
60.0
 million remaining available under the 2020 ATM Sales Agreement described below. The shelf registration expires on May 18, 2023.
At-The-Market
Equity Offering
On November 10, 2020, we entered into an
At-The-Market
Equity Offering Sales Agreement (the “2020 ATM Sales Agreement”), pursuant to which we may sell an aggregate of up to $
60.0
 million of our common stock pursuant to the shelf registration statement. As of
March
 31, 202
3
, there was $
60.0
 million remaining available under the 2020 ATM Sales Agreement.
Warrants
As of March 31, 2023, we have
outstanding warrants to purchase
802,949
shares of our common stock related to a private placement equity financing that we closed in May 2018. The warrants are fully vested, exercisable at a price of $
50.80
per share and expire in May 2023. Pursuant to the terms of the warrants, we could be required to settle the warrants in cash in the event of an acquisition of us
and, as a result, the warrants are required to be measured at fair value and reported as a liability in the Condensed
Consolidated
Balance Sheets. The warrants were revalued as of
March
 31, 202
3
 and June 30, 2022 at zero and $
1.6
 million, respectively. The change in fair value of
zero
 and $
1.6
 million
was recorded on the Condensed Consolidated Statement of Operations for the three and nine months ended March 31, 2023.
As of March 31, 2023, we also have outstanding warrants to purchase 102,513 shares of our common stock issued to Torreya Partners. The warrants are fully vested, exercisable at a price of $6.80 per share and expire in October 2027.

Note 8. Stockholders’ Equity
Equity Transactions
Underwritten Registered Offering
During the year ended June 30, 2022, we completed an underwritten registered offering of 1,006,250 shares of common stock at a price per share of $52.00 for net cash proceeds of $48.7 million, after offering costs of $3.7 million. During the year ended June 30, 2020, we completed an underwritten registered offering of 1,617,188 shares of common stock at a price per share of $32.00 for net cash proceeds of $48.5 million, after offering costs of $3.3 million.
Shelf Registration Statement
We have a shelf registration statement that permits us to sell, from time to time, up to $200.0 million of common stock, preferred stock and warrants. The shelf registration was filed and declared effective in May 2020, replacing our prior shelf registration statement that was filed and declared effective in May 2017, and carrying forward approximately $107.5 million of unsold securities registered under the prior shelf registration statement. As of June 30, 2022, there was $123.4 million aggregate value of securities available under the shelf registration statement.
At-The-Market
Equity Offering
On November 10, 2020, we entered into
an At-The-Market Equity
Offering Sales Agreement (the “2020 ATM Sales Agreement”), pursuant to which we may sell an aggregate of up to $60.0 million of our common stock pursuant to the shelf registration statement. We had previously entered into an At-The-Market Equity
Offering Sales Agreement in November 2017 (the “2017 ATM Sales Agreement”), pursuant to which we could sell an aggregate of up to $30.0 million of our common stock pursuant to the shelf registration statement. The 2017 ATM Sales Agreement expired on November 8, 2020. During the year ended June 30, 2020, we sold 273,584 shares under the 2017 ATM Sales Agreement for net proceeds of $20.7 million, after costs of $0.4 million. During the year ended June 30, 2021, we sold 47,904 shares under the 2017 ATM Sales Agreement for net proceeds of $3.1 million, after costs of $0.1 million. As of June 30, 2022, there was $60.0 million available under the 2020 ATM Sales Agreement.
Warrants
As of June 30, 2022, we have outstanding warrants to purchase 802,949 shares of our common stock. The warrants are fully vested, exercisable at a price of $50.80 per share and expire in May 2023. Pursuant to the terms of the warrants, we could be required to settle the warrants in cash in the event of an acquisition of the Company and, as a result, the warrants are required to be measured at fair value and reported as a liability in the Balance Sheets. The warrants were revalued as of June 30, 2022, 2021 and 2020 at $1.6 million, $22.4 million and

$40.5 million, respectively. The changes in fair value were recorded on our Statements of Operations for the years ended June 30, 2022, 2021 and 2020. During the year ended June 30, 2021, a warrant holder completed a cashless exercise of 131 warrants for 48 shares of common stock. No warrants were exercised during the years ended June 30, 2022 and 2020.
Description of Capital Stock
Our total authorized share capital is 226,100,000 shares consisting of 226,000,000 shares of common stock, $0.00000002 par value per share, and 100,000 shares of preferred stock, $0.01 par value per share.
Common Stock
The holders of common stock are entitled to one vote per share. In the event of a liquidation, dissolution or winding up of our affairs, holders of the common stock will be entitled to share ratably in all our assets that are remaining after payment of our liabilities and the liquidation preference of any outstanding shares of preferred stock. All outstanding shares of common stock are fully paid and non-assessable.
The rights, preferences and privileges of holders of common stock are subject to any series of preferred stock that we have issued or that we may issue in the future. The holders of common stock have no pre-emptive
rights and are not subject to future calls or assessments by us.
Preferred Stock
Our board of directors has the authority to issue up to 100,000 shares of preferred stock with a par value of $.01 per share in one or more series and to fix the rights, preferences, privileges and restrictions in respect of that preferred stock, including dividend rights, dividend rates, conversion rights, voting rights, terms of redemption (including sinking fund provisions), redemption prices and liquidation preferences, and the number of shares constituting such series and the designation of any such series, without future vote or action by the stockholders. Therefore, the board of directors, without the approval of the stockholders, could authorize the issue of preferred stock with voting, conversion and other rights that could affect the voting power, dividend and other rights of the holders of shares or that could have the effect of delaying, deferring or preventing a change of control. There were no shares of preferred stock outstanding as of June 30, 2022 or 2021.

Infinity Pharmaceuticals Inc [Member]
Stockholders' (Deficit) Equity
14. Stockholders’ (Deficit) Equity
Common Stock Sales Facility
On June 28, 2019, we entered into a Capital on Demand Sales Agreement with JonesTrading Institutional Services LLC, or JonesTrading, and on July 29, 2019 we amended and restated the sales agreement to add B. Riley Securities (f/k/a B. Riley FBR, Inc.), or B. Riley Securities, as a party to the agreement. On July 27, 2021, we entered into an amendment to the agreement to increase the maximum aggregate offering price of the shares of common stock that we may issue and sell from time to time under the agreement by $75.0 million to an aggregate of $95.0 million. We refer to the amended and restated sales agreement, as amended, as the ATM Sales Agreement. During the year ended December 31, 2022, a portion of the aggregate offering price totaling $11.8 million expired without sale. As of March 31, 2023, we had an aggregate of $75.0 million available for future sales. Pursuant to the ATM Sales Agreement we may offer and sell shares of our common stock from time to time through JonesTrading or B. Riley Securities, each acting as our sales agent. We have agreed to pay commissions to the sales agents for their services in acting as agents in the sale of our common stock in the amount of up to 3.0% of the gross proceeds from sales of our common stock pursuant to the ATM Sales Agreement. Sales of shares of our common stock under the ATM Sales Agreement may be made by any method that is deemed to be an
“at-the-market
offering” as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended. With our prior written approval, JonesTrading or B. Riley Securities may also sell the shares by any other method permitted by law, including in negotiated transactions. We and JonesTrading or B. Riley Securities may suspend or terminate the offering of shares upon notice to the other parties and subject to other conditions. During the three months ended March 31, 2023 and 2022, we did not sell any shares under the ATM Sales Agreement.

13. Stockholders’ (Deficit) Equity
Common Stock Sales Facility
On June 28, 2019, we entered into a Capital on Demand Sales Agreement with JonesTrading Institutional Services LLC, or JonesTrading, and on July 29, 2019 we amended and restated the sales agreement to add B. Riley Securities (f/k/a B. Riley FBR, Inc.), or B. Riley Securities, as a party to the agreement. On July 27, 2021, we entered into an amendment to the agreement to increase the maximum aggregate offering price of the shares of common stock that we may issue and sell from time to time under the agreement by $75.0 million to an aggregate of $95.0 million. We refer to the amended and restated sales agreement, as amended, as the ATM Sales Agreement. During the year ended December 31, 2022, a portion of the aggregate offering price totaling $11.8 million expired without sale. As of December 31, 2022, we had an aggregate of $75.0 million available for future sales. Pursuant to the ATM Sales Agreement we may offer and sell shares of our common stock from time to time through JonesTrading or B. Riley Securities, each acting as our sales agent. We have agreed to pay commissions to the sales agents for their services in acting as agents in the sale of our common stock in the amount of up to 3.0% of the gross proceeds from sales of our common stock pursuant to the ATM Sales Agreement. Sales of shares of our common stock under the ATM Sales Agreement may be made by any method that is deemed to be an
“at-the-market-offering”
as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended. With our prior written approval, JonesTrading or B. Riley Securities may also sell the shares by any other method permitted by law, including in negotiated transactions. We and JonesTrading or B. Riley Securities may suspend or terminate the offering of shares upon notice to the other parties and subject to other conditions. During the year ended December 31, 2022, we did not sell any shares under the ATM Sales

Agreement. During the year ended December 31, 2021, we issued and sold 89,520 shares of common stock at a weighted average price per share of $3.83 at-the-market
pursuant to the ATM Sales Agreement for $0.3 million in net proceeds.
Public Offering
On February 11, 2021, we entered into a purchase agreement with Piper Sandler & Co., as representative of the underwriters named therein, pursuant to which we issued and sold to the underwriters in an underwritten public offering an aggregate of 24,150,000 shares of our common stock, including 3,150,000 shares of common stock sold in connection with the exercise in full of a 15% over-allotment option by the underwriters. The public offering price was $3.80 per share. The gross proceeds to us from this offering were approximately $91.8 million. After underwriting discounts and commissions and offering expenses, we received net proceeds from the offering of approximately $85.8 million.
Warrants
On February 24, 2014, we entered into a facility agreement with affiliates of Deerfield Management Company, L.P., or Deerfield. In connection with the execution of the original facility agreement, we issued to Deerfield warrants to purchase an aggregate of 1,000,000 shares of common stock at an exercise price of $13.83 per share. The warrants have dividend rights to the same extent as if the warrants were exercised into shares of common stock. The warrants expire on the seventh anniversary of their issuance and contain certain limitations that prevent the holder from acquiring shares upon exercise of a warrant that would result in the number of shares beneficially owned by the holder exceeding 9.985% of the total number of shares of common stock then issued and outstanding. During the year ended December 31, 2021, the warrants expired without being exercised.